Fair Value Measurements (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Level 1 [Member]
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 284,335,009	$ 283,581,860